Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Payments for Employment Agreements	Future payments for employment agreements as of December 31, are as follows:
Amount
Years ending December 31:
2025	$825,000
2026	365,000
2027	365,000
Total minimum payment required	$1,555,000

Schedule of Consolidated Financial Statements

The Company’s contracted expenditures commitments as of December 31, 2024 but not provided in the consolidated financial statements are as follows:

		Payments Due by Period
			Less than			More than
Contractual Obligations	Nature	Total	1 year	1-2 years	3-5 years	5 years
Service fee commitments	(a)	$151,320	$151,320	$-	$-	$-
Operating lease commitments	(b)	2,496,927	1,647,354	811,813	37,760	-
		$2,648,247	$1,798,674	$811,813	$37,760	$-

(a)	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander is comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which will expire in August 2025.

(b)	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.